Details of Significant Accounts - Pensions, schedule of movements in net defined benefit liability (Details) - Perfect Mobile Corp. (Taiwan) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of defined benefit plans [line items]
At January 1	$ (46)	$ (79)
Current service cost	(1)	(4)
Interest (expense) income	(1)	(1)
Net defined benefit liability	(48)	(84)
Remeasurements:
Return on plan assets	1	1
Change in demographic assumptions	(4)	5
Change in financial assumptions	(4)	5
Experience adjustments	(9)	20
Remeasurements	(16)	31
Pension fund contribution	2	2
Net exchange differences	(2)	5
Balance at December 31	(64)	(46)
Present value of defined benefit obligations
Disclosure of defined benefit plans [line items]
At January 1	(61)	(92)
Current service cost	(1)	(4)
Interest (expense) income	(1)	(1)
Net defined benefit liability	(63)	(97)
Remeasurements:
Return on plan assets	0	0
Change in demographic assumptions	(4)	5
Change in financial assumptions	(4)	5
Experience adjustments	(9)	20
Remeasurements	(17)	30
Pension fund contribution	0	0
Net exchange differences	(3)	6
Balance at December 31	(83)	(61)
Fair value of plan assets
Disclosure of defined benefit plans [line items]
At January 1	15	13
Current service cost	0	0
Interest (expense) income	0	0
Net defined benefit liability	15	13
Remeasurements:
Return on plan assets	1	1
Change in demographic assumptions	0	0
Change in financial assumptions	0	0
Experience adjustments	0	0
Remeasurements	1	1
Pension fund contribution	2	2
Net exchange differences	1	(1)
Balance at December 31	$ 19	$ 15